CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Trade receivables, allowance for doubtful accounts	$ 1,270		$ 935
Ordinary shares, par value per share		3.00		3.00
Ordinary shares, shares authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, shares issued	5,565,558	5,565,558	5,555,558	5,555,558
Ordinary shares, shares outstanding	5,565,558	5,565,558	5,555,558	5,555,558